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VIA EDGAR

                                         May 7, 2004

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     VARIABLE ANNUITY ACCOUNT FIVE ("REGISTRANT")
        AIG SUNAMERICA LIFE ASSURANCE COMPANY ("DEPOSITOR")
        POST EFFECTIVE AMENDMENT ON FORM N-4
        FILE NOS. 333-92396 and 811-07727

Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 3, 2004, for Variable Annuity Account Five (the "Separate Account") of AIG Life Insurance Company contains no changes from the form of prospectus and statement of additional information submitted in Post Effective Amendment Nos. 6 and 7 under the Securities Act of 1933 and the Investment Act of 1940, respectively, to the above-mentioned Separate Account Registration Statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 2004, via EDGAR.

        Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6544.

                                            Very truly yours,

                                            /s/ PETTY ZAHAVAH GOODMAN

                                            Petty Zahavah Goodman
                                            Director, Legal Department